Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Subsequent Events [Abstract]
Subsequent Events

11. SUBSEQUENT EVENTS

Secondary Public Offering

In October 2019, certain selling stockholders completed a secondary public offering of shares of our common stock. We did not receive any of the proceeds from the sale of these shares by the selling stockholders. We incurred offering costs payable by us of $1.1 million, of which $0.6 million was expensed in the third quarter of 2019. We received $3.2 million in cash (excluding withholding taxes) in connection with the exercise of 451,470 options by certain stockholders participating in this secondary public offering.

Prepayment of Debt

In October 2019, we prepaid $15.0 million of principal on the senior secured term loan under our First Lien Credit Agreement.

12. Subsequent Events

The Company performed an evaluation of subsequent events from the consolidated balance sheets date of December 29, 2018 through March 26, 2019, the date that the consolidated financial statements were available to be issued, and has concluded that there are no events requiring recording or disclosure in the consolidated financial statements.